EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Components of Change in Net Gains (Losses) on Equity Securities
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE THREE MONTHS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Unrealized gains (losses) on equity securities	$(144)	$88	$(124)	$(1)
Net gains (losses) on equity securities sold	172	157	172	157
Net gains (losses) on equity securities	$28	$245	$48	$156
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF	June 30, 2024	December 31, 2023
Consumer goods	7%	6%
Energy and utilities	19%	16%
Finance	54%	44%
Healthcare	3%	22%
Industrials	2%	2%
Information technology	11%	7%
Other	4%	3%
Total	100%	100%